Non-performing Assets Including Troubled Debt Restructurings (Schedule of TDRs) (Details) (Commercial loans secured by real estate [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Loans in accrual status [Member]
Schedule of TDRs
Number of loans	2	2	2	2
Current Balance	$ 140	$ 140	$ 140	$ 140
Concession Granted	Extension of maturity date	Extension of maturity date	Extension of maturity date	Extension of maturity date
Loans in non-accrual status [Member]
Schedule of TDRs
Number of loans	4	4	4	4
Current Balance	$ 2,527	$ 2,527	$ 2,527	$ 2,527
Concession Granted	Extension of maturity date	Extension of maturity date	Extension of maturity date	Extension of maturity date